Retirement benefit obligations - Movement in net defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
Beginning balance	£ (27)	£ (8)
Changes in net defined benefit liability (asset)
Current service costs	(1)	(2)
Past service costs		(1)
Settlement gain		4
Interest on defined benefit obligation/asset	(1)
Exchange difference	1	(1)
Total pension income/(expense)	(1)
Contributions:
Employers	1	(1)
Benefit payments	2	2
Refund of surplus		(22)
Ending balance	(25)	(27)
Retirement benefit obligation schemes	(28)	(30)
Retirement benefit asset schemes	3	3
Estimate of contributions expected to be paid to defined benefit pension schemes next year	1
UK scheme
Contributions:
Remeasurement gain arising from changes in demographic assumptions	0	0
Remeasurement gain (loss) arising from changes in financial assumptions	0	82
Remeasurement (loss) gain arising from experience	0	(7)
Present value of obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	(65)	(1,313)
Changes in net defined benefit liability (asset)
Current service costs	(1)	(2)
Past service costs		(1)
Settlement gain		4
Transfer of RIPS annuity policies (buy-out)		1,159
Administration expenses		4
Interest on defined benefit obligation/asset	(2)	(5)
Exchange difference	2	(3)
Total pension income/(expense)	(1)	1,156
Remeasurements:
Remeasurement gain/(loss)		81
Contributions:
Employers	(1)	(1)
Benefit payments	7	12
Ending balance	(60)	(65)
Retirement benefit obligation schemes	(44)	(49)
Retirement benefit asset schemes	(16)	(16)
Present value of obligation | Unfunded obligations
Disclosure of net defined benefit liability (asset)
Beginning balance	(20)
Contributions:
Ending balance	(20)	(20)
Fair value of plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	38	1,305
Changes in net defined benefit liability (asset)
Transfer of RIPS annuity policies (buy-out)		(1,159)
Administration expenses		(4)
Interest on defined benefit obligation/asset	1	5
Exchange difference	(1)	2
Total pension income/(expense)		(1,156)
Remeasurements:
Remeasurement gain/(loss)		(79)
Contributions:
Employers	2
Benefit payments	(5)	(10)
Refund of surplus		(22)
Ending balance	35	38
Retirement benefit obligation schemes	16	19
Retirement benefit asset schemes	£ 19	£ 19